Significant accounting policies - Additional Information (Detail) CAD in Thousands	12 Months Ended
	Dec. 31, 2015 CAD Facility	Dec. 31, 2015 CAD $ / shares	Dec. 31, 2014 CAD
Significant Accounting Policies [Line Items]
Deprecation expense, reduction	CAD 3,418
Earnings per share, basic and diluted, increase due to change in depreciation method (cad per share) | $ / shares		$ 0.01
Number of power generating facilities | Facility	2
Non-regulated energy sales	CAD 222,581		CAD 202,300
Interest expense	65,993		62,418
Revenue from insurance claims for business interruption	581		1,227
Long Sault and Saint-Damase Wind Powered Generating Facility | Primary Beneficiary | Power plant
Significant Accounting Policies [Line Items]
Generating assets of Long Sault	104,243	$ 104,243	112,344
Long-term debt of Long Sault	62,138	$ 62,138	59,449
Non-regulated energy sales	18,651		11,218
Operating expenses and amortization	5,645		3,418
Interest expense	CAD 4,407		CAD 3,820
Power sales contracts | Minimum
Significant Accounting Policies [Line Items]
Intangible asset, useful life	6 years
Power sales contracts | Maximum
Significant Accounting Policies [Line Items]
Intangible asset, useful life	25 years
Interconnection agreements
Significant Accounting Policies [Line Items]
Intangible asset, useful life	40 years
Customer Relationships
Significant Accounting Policies [Line Items]
Intangible asset, useful life	40 years